Commitments and Contingencies, Commitments Under Long-Term Lease Contracts (Details)	Dec. 31, 2025 USD ($)
Future Minimum Contracted Lease Payments [Abstract]
2026	$ 20,682,680
Total	20,682,680
Energiepark Heringen-Philippsthal WP HP GmbH & Co, KG [Member]
Future Minimum Contracted Lease Payments [Abstract]
Payment commitments for use of land	$ 2,500,000